Financial instruments and risk management - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 665	$ 366
Derivative financial liabilities	(184)	(351)
Disclosure Of Information About Amounts Recognised In Balance Sheet [Abstract]
Non-current assets	531	308
Current assets	134	58
Current liabilities	(23)	(103)
Non-current liabilities	(161)	(248)
Total net derivative instruments	481	15
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	134	58
Derivative financial liabilities	(23)	(103)
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	330	96
Derivative financial liabilities	(14)	(86)
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	201	212
Derivative financial liabilities	(147)	(162)
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Total net derivative instruments	481	15
Derivatives designated as hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets	461	217
Derivative financial liabilities	(160)	(322)
Derivatives designated as hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	386	151
Derivative financial liabilities	(1)	(38)
Derivatives designated as hedges | Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2	0
Derivative financial liabilities	(139)	(260)
Derivatives designated as hedges | Aluminium Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	66	66
Derivative financial liabilities	(20)	(24)
Derivatives designated as hedges | Currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7	0
Derivative financial liabilities	0	0
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets	204	149
Derivative financial liabilities	(24)	(29)
Derivatives not designated as hedges | Aluminium Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	80	96
Derivative financial liabilities	0	0
Derivatives not designated as hedges | Currency forward contracts and swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	63	13
Derivative financial liabilities	(1)	(5)
Derivatives not designated as hedges | Other embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	28	14
Derivative financial liabilities	(16)	0
Derivatives not designated as hedges | Other commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	33	26
Derivative financial liabilities	$ (7)	$ (24)